SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Risk Management
Shareholder’s equity	$ 39,555,251	$ 27,188,344	$ 29,037,631	$ (4,316,964)
Current liabilities	5,040,681	12,462,372
Total liabilities and equity	44,595,932	39,650,716
Cash	(8,853,296)	(5,162,991)	$ (5,756,642)	$ (1,990,203)
Total	$ 35,742,636	$ 34,487,725